SCHEDULE OF EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Cost, Equipment, Balance	$ 580,751	$ 550,172	$ 365,017
Cost, Equipment, Additions	16,244	30,579	185,155
Cost, Equipment, Balance	596,995	580,751	550,172
Accumulated depreciation, Equipment, Balance	455,338	282,913	130,177
Accumulated depreciation, Equipment, Additions	23,391	172,425	152,736
Accumulated depreciation, Equipment, Balance	478,729	455,338	282,913
Net book value	$ 118,266	$ 125,413	$ 267,259